CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 1,935,193	$ 871,155	$ 3,836,957	$ 1,729,353
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,392,062	631,123	2,770,529	1,257,367
Selling, general and administrative expense	189,953	89,867	385,214	175,901
Depreciation and amortization	144,019	17,276	285,424	34,681
Transaction and integration-related expenses	8,884	20,017	20,969	32,518
Restructuring	22,486	0	26,693	0
Total costs and expenses	1,757,404	758,283	3,488,829	1,500,467
Income from operations	177,789	112,872	348,128	228,886
Interest income	166	186	293	443
Interest expense	(47,111)	(24,551)	(91,536)	(27,278)
Income before provision for income taxes	130,844	88,507	256,885	202,051
Provision for income taxes	(14,254)	(14,133)	(27,540)	(30,281)
Income before share of earnings from equity method investments	116,590	74,374	229,345	171,770
Share of losses in equity method investments	(856)	(509)	(1,641)	(783)
Net income attributable to the Group	$ 115,734	$ 73,865	$ 227,704	$ 170,987
Net income per Ordinary Share attributable to the Group (note 14):
Basic (in USD per share)	$ 1.42	$ 1.40	$ 2.80	$ 3.23
Diluted (in USD per share)	$ 1.41	$ 1.38	$ 2.76	$ 3.21
Weighted average number of Ordinary Shares outstanding (note 14):
Basic (in shares)	81,398,071	52,909,368	81,430,507	52,860,414
Diluted (in shares)	82,312,946	53,381,501	82,462,842	53,294,435